Discontinued Operations and Transition Costs - Schedule of Assets and Liabilities to be Sold (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Assets:
Accounts receivable, net	$ 194	$ 290	$ 339
Deferred costs	102	96	76
Other current assets	21	16	19
Total current assets of discontinued operations	317	402	434
Property and equipment, net	37	34	56
Intangible assets, net	881	915	1,091
Goodwill	1,413	1,413	1,410
Deferred tax assets	40	43	34
Other long-term assets	157	155	174
Total assets of discontinued operations	2,845	2,962	3,199
Liabilities:
Accounts payable and other current liabilities	37	39	51
Accrued compensation and benefits	18	18	21
Accrued marketing	8	6	7
Lease liabilities, current portion	17	15	16
Deferred revenue	845	892	864
Total current liabilities of discontinued operations	925	970	959
Deferred tax liabilities	6	7	4
Other long-term liabilities	58	51	56
Deferred revenue, less current portion	545	604	651
Total liabilities of discontinued operations	$ 1,534	$ 1,632	$ 1,670